Income Taxes (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 73,994	$ 55,500
CANADA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 74,300	55,500
CANADA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2025
CANADA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2037
ARGENTINA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 3,700
ARGENTINA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2018
ARGENTINA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2022
MEXICO
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 332	450
MEXICO | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2021
MEXICO | Top of range [member]
Income Taxes [line items]
Year of Expiry	2025
BARBADOS
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 266	$ 185
BARBADOS | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2022
BARBADOS | Top of range [member]
Income Taxes [line items]
Year of Expiry	2024